THE CANANDAIGUA FUNDS


* EQUITY PORTFOLIO
* BOND PORTFOLIO





ANNUAL REPORT
FOR THE YEAR ENDED DECEMBER 31, 2000









THE EQUITY PORTFOLIO SEEKS LONG TERM GROWTH OF ASSET VALUES THROUGH CAPITAL APPRECIATION AND DIVIDEND INCOME.

THE BOND PORTFOLIO SEEKS TO EARN A HIGH LEVEL OF CURRENT INCOME WITH CONSIDERATION ALSO GIVEN TO SAFETY OF PRINCIPAL.


                              THE CANANDAIGUA FUNDS

SUPERVISORY COMMITTEE:
----------------------

Robert J. Craugh, Canandaigua, New York                       Robert N. Coe, Bloomfield, New York
Retired, former Senior Vice President - Operations            Secretary and Treasurer,
The Canandaigua National Bank and Trust Company               The Canandaigua Insurance Group
                                                              (Independent insurance agency)
Donald C. Greenhouse, Canandaigua, New York
President and Owner, Seneca Point Associates, Inc.            James W. Doran, Canandaigua, New York
(Business and consulting firm)                                President, FFTH Properties and FFT Senior
                                                              Communities, Inc.

William Rayburn, Canandaigua, New York
Retired, former President, Chairman & CEO                     (Real Estate Management)
Snap On Tools

OFFICERS:
---------

Robert J. Craugh, Chairman
Donald C. Greenhouse, Secretary & Treasurer

OFFICES OF THE CANANDAIGUA FUNDS:                             TRANSFER AGENT AND SHAREHOLDER
---------------------------------                             ------------------------------
SERVICING:
----------

72 South Main Street                                          American Data Services, Inc.
Canandaigua, New York  14424                                  P.O. Box 5536
The Canandaigua National Bank and Trust Company               Hauppauge, New York  11788-0132

INVESTMENT ADVISOR:                                           DISTRIBUTOR:
-------------------                                           ------------

The Canandaigua National Bank and Trust Company               AmeriMutual Funds Distributors, Inc.
72 South Main Street                                          c/o American Data Services, Inc.
Canandaigua, New York  14424                                        P.O. Box 5536
Gregory S. MacKay, Senior Vice President                      Hauppauge, New York  11788-0132
Jay J. Bachstein, Assistant Vice President

CUSTODIAN OF ASSETS:                 LEGAL COUNSEL:                     INDEPENDENT AUDITORS:
--------------------                 --------------                     ---------------------

The Northern Trust Company Stephen   H. Waite, Esq.                     Eldredge, Fox & Porretti, LLP
50 South La Salle Street             Maureen E. Mulholland, Esq.        25 North Street
Chicago, Illinois  60675             Underberg & Kessler                Canandaigua, New York  14424
                                     1800 Chase Square
                                     Rochester, New York  14604


Dear Shareholder:

THE EQUITY FUND
---------------

The Equity Fund was up 5.12% for the year ended December 31, 2000, compared with a decline for the S&P 500 of 9.10% and a decline in the Lipper Large Cap Core category of a 8.90%. Since inception, September 9, 1992, the fund has had an average annual return of 15.04%.

I am pleased to tell you the fund finished the year ranked #8 for Total Return in its Lipper Category, the fourth consecutive quarter it has ranked in the top
10. For the quarter ended September 30, 2000, the fund finished #1 in its category.

Strong performers in the Equity Fund for 2000 came from many sectors. Top performers were led by Paychex, the provider of payroll processing, human resource and benefit outsourcing for small to medium-size businesses which was up more than 84%. Other strong performers were Merrill Lynch, Quaker Oats, Sanmina and CVS.

THE BOND FUND
-------------

The bond fund returned 9.82% for 2000 compared to the Lehman Brothers Aggregate Bond Index increase of 11.63%, and the median peer-group increase of 9.32%. This increase was due in part to the anticipated lowering of rates by the Federal Reserve during the second half of the year. When the Fed lowers rates, fixed-income instruments tend to rise in value.

OVERVIEW OF 2000
----------------

Overall, the year 2000 was not kind to equity investors. The three major equity indexes finished in negative territory for the year. The S&P 500 was down 10.1%, NASDAQ was down 39.3% and the Dow Jones Industrial Average was down 6.2%. The top three performing sectors were Utilities (+54%), Health Care (+34%) and Financials (+24%). On the down side, the technology and communications sectors were off roughly 40%.

While the S&P 500 as a whole ended the year in negative territory, not all its stocks were down. Actually, more than half of the S&P 500 stocks (273) finished the year up. Of the remaining, 220 were down and 7 unchanged.

The Federal Reserve again raised rates three times during 2000 as was done in 1999. A total increase of 75 basis points raised the Fed Funds Rate to 6.25% during the year. By the end of 2000, the Fed actions of the past two years appeared to have a slowing effect on the economy as well as the stock market.

OVERVIEW FOR 2001
-----------------

Our long-term outlook continues to remain positive for investors. We anticipate that the first half of 2001 will be one of volatility in the equity markets, but with a bias towards the upside. More and more investors will focus on earnings and may be hesitant to buy on dips in hopes of making a big score within a few days or weeks. As we stated at this time last year, the focus will be on earnings. We will continue to look for companies that have reasonable valuations and strong growth opportunities going forward. Even though the technology sector was hit hardest in 2000, we continue to feel that a long-term outlook in this sector will pay off for investors. We will remain invested in technology, though at reduced weightings with the anticipation of increasing the weighting as the economic picture and earnings become more in focus as the year moves on.

So, at what point during 2001 will the market recover and experience growth levels recorded pre-2000? While we do anticipate a positive return for the equity markets, we do not anticipate to see returns in the 20% to 30% ranges. May we suggest a method to take advantage of the current volatility and the future growth we anticipate. This suggestion may be implemented by using dollar cost averaging.

On the fixed-income side of the equation, we believe that the Federal Reserve will continue to fight off the stagnating economy and cut rates further than the cut made during the first week of January.

When on the internet please look up the Equity Fund, the fund's NASDAQ symbol is CEQTX.

Sincerely,

/s/ Jay J. Bachstein
Jay J. Bachstein
Fund Manager
Assistant Vice President
The Canandaigua National Bank and Trust Co.

                                   BOND FUND
                     HOW $10,000 HAS GROWN SINCE INCEPTION

[GRAPH DELETED HERE]
GRAPH DEPICTS THE COMPARISON OF A $10,000 FROM SEPTEMBER 1992 THORUGH DECEMBER 2000 OF THE CANANDAIGUA EQUITY FUND, WIESENBERGER: GENL BOND - INV GRADE - MF AND THE LEHMAN BROTHERS INTERM GOVT/CORP.


CANANDAIGUA BOND FUND
---------------------
AVERAGE ANNUAL TOTAL RETURN
ONE YEAR                      9.82%
FIVE YEARS                    5.54%
SINCE INCEPTION               5.57%


WEISENBERGER: CORP - INV GRADE - MF is an equally weighted index of mutual funds within the stated investment category. The funds represented by this index involve investment risks which may include the loss of principal invested. This index represents the component funds at closing net asset value and includes all annual asset-based fees and expenses charged to those funds, including management and 12b-1 fees.

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE is an index based on all publicly issued intermediate government and corporate debt securities. Average maturity of 4-5 years. This index represents asset types which are subject to risk, including loss of principal.

Past performance is not indicative of future results. Shares of the CANANDAIGUA BOND FUND are not deposits or obligations of, or guaranteed or endorsed by, The Canandaigua National Bank and Trust Company, and the shares are not federally insured by the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other agency. Principal is subject to risk in the investment marketplace. Investment returns and principal value of an investment may fluctuate. Purchases of shares should only occur after you have read the current prospectus. A current prospectus and application may be obtained by writing the Investment Department at The Canandaigua National Bank and Trust Company, 72 South Main Street, Canandaigua, New York 14424, or by calling 1-800-724-2621 extension 0600.

                                  EQUITY FUND
                     HOW $10,000 HAS GROWN SINCE INCEPTION

GRAPH DEPICTS THE COMPARISON OF A $10,000 FROM SEPTEMBER 1992 THORUGH DECEMBER 2000 OF THE CANANDAIGUA EQUITY FUND, WIESENBERGER: GROWTH-DOMESTIC - MF AND THE S & P 500 COMPOSITE.

CANANDAIGUA EQUITY FUND
-----------------------
AVERAGE ANNUAL TOTAL RETURN
ONE YEAR                     5.12%
FIVE YEARS                          17.66%
SINCE INCEPTION                     15.04%

WEISENBERGER: GROWTH - DOMESTIC - MF is an equally weighted index of mutual funds within the stated investment category. The funds represented by this index involve investment risks which may include the loss of principal invested. This index represents the component funds at closing net asset value and includes all annual asset-based fees and expenses charged to those funds, including management and 12b-1 fees.

S&P 500 COMPOSITE is a market capitalization weighted price index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and Over-The -Counter market. The value of the index varies with the aggregate value of the common equity of each of the 500 companies. The stocks represented by this index involve investment risks which may include loss of principal invested.

Past performance is not indicative of future results. Shares of the CANANDAIGUA EQUITY FUND are not deposits or obligations of, or guaranteed or endorsed by, The Canandaigua National Bank and Trust Company, and the shares are not federally insured by the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other agency. Principal is subject to risk in the investment marketplace. Investment returns and principal value of an investment may fluctuate. Purchase of shares should only occur after you have read the current prospectus. A current prospectus and application may be obtained by writing the Investment Department at The Canandaigua National Bank and Trust Company, 72 South Main Street, Canandaigua, New York 14424, or by calling 1-800-724-2621 extension 0600.

                              THE CANANDAIGUA FUNDS

                           FINANCIAL STATEMENTS AS OF
                           --------------------------

                                DECEMBER 31, 2000
                                -----------------

                                  TOGETHER WITH
                                  -------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
                    ----------------------------------------

                              THE CANANDAIGUA FUNDS
                              ---------------------

                           FINANCIAL STATEMENTS AS OF
                                DECEMBER 31, 2000


                                TABLE OF CONTENTS
                                -----------------

                                                                          PAGE
                                                                          ----

Report of Independent Public Accountants                                   1

Statement of Assets and Liabilities as of December 31, 2000                2

Statement of Operations for the Year Ended                                 3
   December 31, 2000

Statements of Changes in Net Assets for the Years Ended                    4
   December 31, 2000       and 1999

Schedule of Fund Investments as of December 31, 2000:
   - Bond Fund                                                             6
   - Equity Fund                                                           9

Notes to Financial Statements                                             12

Selected Per-Share Data and Ratios/Supplemental Data:
   - Bond Fund                                                            17
   - Equity Fund                                                          18

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
                    ----------------------------------------


To the Board of Directors and Shareholders of The Canandaigua Funds


We have audited the accompanying statement of assets and liabilities, including the schedule of fund investments, of The Canandaigua Funds (The Fund - comprised of the Bond and Equity Funds), as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 2000 and 1999 and the selected per-share data and ratios/supplemental data for the years ended December 31, 2000, 1999, 1998, 1997, and 1996. These financial statements and per-share data and ratios/supplemental data are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios/supplemental data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios/supplemental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per-share data and ratios/supplemental data referred to above present fairly, in all material respects, the financial position of each of the respective funds of The Canandaigua Funds as of December 31, 2000, the results of their operations for the year then ended, the changes in their net assets for the years ended December 31, 2000 and 1999, and the selected per-share data and ratios/supplemental data for the years ended December 31, 2000, 1999, 1998, 1997, and 1996, in conformity with generally accepted accounting principles.


Canandaigua, New York
February 14, 2001






                          ELDREDGE, FOX & PORRETTI, LLP
               CERTIFIED PUBLIC ACCOUNTANTS - BUSINESS CONSULTANTS
--------------------------------------------------------------------------------
             135 CORPORATE WOODS - SUITE 300 - ROCHESTER, NY 14623
                  716/427-8900 - FAX 427-8947 25 NORTH STREET -
               CANANDAIGUA, NY 14424 - 716/398-2880 - FAX 394-7513


                              THE CANANDAIGUA FUNDS
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2000

                                                                           FUND
                                                                    BOND          EQUITY
                                                                    ----          ------
ASSETS

INVESTMENT SECURITIES AT MARKET
(Bond Fund cost- $1,030,647; Equity Fund
 cost- $31,206,438)                                            $  1,034,320    $ 38,919,512
                                                               ------------    ------------

CASH AND CASH EQUIVALENTS                                            93,428       1,347,483
                                                               ------------    ------------

RECEIVABLES FOR:
   Sales of fund's shares                                            14,819          28,023
   Dividends and accrued interest                                    18,585          20,117
                                                               ------------    ------------

         Total receivables                                           33,404          48,140
                                                               ------------    ------------

PREPAID EXPENSES                                                        848           8,330
                                                               ------------    ------------

         Total assets                                             1,162,000      40,323,465
                                                               ------------    ------------


LIABILITIES

PAYABLES FOR:
   Repurchases of fund's shares                                        --            56,120
   Auditing fees                                                        574          18,126
   Administration fees                                                 --             4,509
   Fund accounting fees                                                --             1,861
   Transfer agent fees                                                 --               934
   Custody fees                                                         235             198
   Taxes                                                                749             634
   Investment advisory fees                                            --            32,976
                                                               ------------    ------------
         Total liabilities                                            1,558         115,358
                                                               ------------    ------------


NET ASSETS AT DECEMBER 31, 2000: (equivalent                   $  1,160,442    $ 40,208,107
                                                               ============    ============
$13.67 per share for Bond
Fund and $27.01 per share
for Equity Fund, based on 84,877 shares and 1,488,901
shares outstanding for Bond and Equity shares, respectively)

NET ASSETS CONSIST OF:
   Capital stock                                               $  1,160,804    $ 33,255,154
   Undistributed net investment income                                1,075            --
   Accumulated net realized loss on investments                      (5,110)       (760,121)
   Net unrealized appreciation on investments                         3,673       7,713,074
                                                               ------------    ------------
NET ASSETS                                                     $  1,160,442    $ 40,208,107
                                                               ============    ============



The accompanying notes are an integral part of these financial statemetns.


                              THE CANANDAIGUA FUNDS
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                     FUND
                                                              BOND          EQUITY
                                                              ----          ------
INVESTMENT INCOME:

   Interest income                                         $  66,274    $    56,332
   Dividend income                                              --          213,442
                                                           ---------    -----------

         Total investment income                              66,274        269,774
                                                           ---------    -----------

EXPENSES:

   Investment management fees                                 10,660        414,289
   Administration fees                                        18,657         49,476
   Fund accounting fees                                       10,435         21,365
   Transfer agency fees                                       11,741         13,062
   Custodial fees                                              2,773          3,112
   Auditing fees                                                 879         36,283
   Professional fees                                             514         16,599
   Registration and filing fees                                  411          3,611
   Insurance expense                                             571         11,632
   Tax expense                                                 1,128          1,168
                                                           ---------    -----------

         Total expenses                                       57,769        570,597
         Less: reimbursed expenses                           (52,917)       (23,243)
                                                           ---------    -----------
         Net expenses                                          4,852        547,354
                                                           ---------    -----------

         Net investment income (loss)                         61,422       (277,580)
                                                           ---------    -----------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:

   Net realized gain (loss) from investment transactions      (5,240)       692,060
   Net change in unrealized appreciation of investments       48,846      1,169,399
                                                           ---------    -----------

         Net realized and unrealized gain on investments      43,606      1,861,459
                                                           ---------    -----------


NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                         $ 105,028    $ 1,583,879
                                                           =========    ===========


The accompanying notes are an integral part of these financial statements.



                              THE CANANDAIGUA FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                                                FUND
                                                                         BOND          EQUITY
                                                                         ----          ------
FOR THE YEAR ENDED DECEMBER 31, 2000 -

OPERATIONS:

   Net investment income (loss)                                     $    61,422    $   (277,580)
   Net realized gain (loss) on investments                               (5,240)        692,060
   Net change in unrealized appreciation on investments                  48,846       1,169,399
                                                                    ------------    --------------
         Net increase in net assets resulting
          from operations                                               105,028       1,583,879
                                                                    ------------    --------------

DIVIDENDS AND DISTRIBUTIONS PAID
  TO SHAREHOLDERS:

   Dividends from net investment income                                 (60,347)           --
   Distributions from net realized gain on investments                     --        (1,561,292)
                                                                    ------------    --------------
         Total dividends and distributions                              (60,347)     (1,561,292)
                                                                    ------------    --------------

FUND SHARE TRANSACTIONS:

   Proceeds from shares sold (19,000 and 203,800 shares in the
     Bond and Equity funds, respectively)                               252,531       6,095,173
   Proceeds from shares issued in reinvestment of net investment income dividends and distributions of net realized gain on investments (4,549 and 56,780 shares in the Bond and Equity
      funds, respectively)                                               60,347       1,560,887
   Cost of shares repurchased (21,756 and 90,727 shares in the
      Bond and Equity funds, respectively)                             (290,094)     (2,707,281)
                                                                    ------------    --------------
         Net increase in net assets resulting from fund
                share transactions                                       22,784       4,948,779
                                                                    ------------    --------------

TOTAL INCREASE IN NET ASSETS                                             67,465       4,971,366

NET ASSETS - beginning of year                                        1,092,977      35,236,741
                                                                    ------------    --------------

NET ASSETS - end of year                                            $ 1,160,442    $ 40,208,107
                                                                    ============    ==============

Undistributed net investment income                                 $     1,075    $
                                                                     ==========    ===============






   The accompanying notes are an integral part of these financial statements.

                              THE CANANDAIGUA FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999
                                   (CONTINUED)

                                                                              FUND
                                                                      BOND           EQUITY
                                                                      ----           ------

FOR THE YEAR ENDED DECEMBER 31, 1999 -

OPERATIONS:

   Net investment income (loss)                                    $    61,134    $   (219,888)
   Net realized gain on investments                                        126       6,140,284
   Net change in unrealized appreciation (depreciation)
       on investments                                                  (79,874)      2,586,807
                                                                   -----------    ------------

         Net increase (decrease) in net assets resulting
         from operations                                               (18,614)      8,507,203
                                                                   -----------    ------------

DIVIDENDS AND DISTRIBUTIONS PAID
  TO SHAREHOLDERS:

   Dividends from net investment income                                (61,968)           --
   Distributions from net realized gain on investments                    --        (4,316,236)
                                                                   -----------    ------------

         Total dividends and distributions                             (61,968)     (4,316,236)
                                                                   -----------    ------------

FUND SHARE TRANSACTIONS:

   Proceeds from shares sold (26,134 and 217,563 shares in the
      Bond and Equity funds, respectively)                             360,576       5,663,126
   Proceeds from shares issued in reinvestment of net investment income dividends and distributions of net realized gain on investments (4,585 and 163,010 shares in the Bond and
      Equity funds, respectively)                                       61,968       4,314,875
   Cost of shares repurchased (15,324 and 95,395 shares in the
      Bond and Equity funds, respectively)                            (206,049)     (2,500,268)
                                                                   -----------    ------------

         Net increase in net assets resulting from fund
                share transactions                                     216,495       7,477,733
                                                                   -----------    ------------

TOTAL INCREASE IN NET ASSETS                                           135,913      11,668,700

NET ASSETS - beginning of year                                         957,064      23,568,041
                                                                   -----------    ------------

NET ASSETS - end of year                                           $ 1,092,977    $ 35,236,741
                                                                   ===========    ============

Undistributed net investment income                                $      --      $       --
                                                                   ===========    ============



   The accompanying notes are an integral part of these financial statements.


                             THE CANANDAIGUA FUNDS
                             CANANDAIGUA BOND FUND
                          SCHEDULE OF FUND INVESTMENTS
                               DECEMBER 31, 2000

      PAR
     VALUE                                                                   COST            MARKET VALUE
----------------                                                       ---------------     ------------------


INVESTMENT SECURITIES:

U.S. GOVERNMENT NOTES & BONDS - 38.67%
        $30,000 US Treasury Note, 5.500%, December 31, 2000                 $ 30,000               $ 30,000
         25,000 US Treasury Note, 5.250%, January 31, 2001                    24,976                 24,987
         30,000 US Treasury Note, 6.375%, March 31, 2001                      29,989                 30,039
         25,000 US Treasury Note, 5.500%, February 28, 2003                   24,870                 25,186
         25,000 US Treasury Note, 5.750%, April 30, 2003                      24,966                 25,331
         25,000 US Treasury Note, 5.875%, February 15, 2004                   26,109                 25,520
         50,000 US Treasury Bond, 5.875%, November 15, 2005                   49,989                 51,712
         25,000 US Treasury Note, 5.625%, February 15, 2006                   24,962                 25,595
         30,000 US Treasury Note, 7.000%, July 15, 2006                       30,045                 32,661
         35,000 US Treasury Note, 6.125%, August 15, 2007                     35,317                 36,857
         40,000 US Treasury Note, 5.500%, February 15, 2008                   39,804                 40,780
         50,000 US Treasury Note, 5.625%, May 15, 2008                        50,823                 51,374
         50,000 US Treasury Note, 4.750%, November 15, 2008                   48,462                 48,650
                                                                     ----------------     ------------------

                Total U.S. Government Notes & Bonds         38.67%           440,312                448,692
                                                           --------  ----------------     ------------------


CORPORATE BONDS  50.46%

CAPITAL EQUIPMENT - 2.08%
MACHINERY CONSTRUCTION AND MINING
         25,000 Caterpillar Corp., Inc., 6.000%, May 1, 2007                  24,019                 24,171
                                                                            --------     ------------------

CONSUMER GOODS - 14.19%
BEVERAGE & TOBACCO
------------------
         25,000 Anheuser Busch, 6.750%, November 1, 2006                      25,122                 25,540
         20,000 Coca-Cola Company, 6.000%, July 15, 2003                      19,973                 19,909
                                                                             --------     ------------------

                                                                              45,095                 45,449
                                                                             --------     ------------------

PAPER
-----
         25,000 International Paper Company, 7.625%, August 1, 2004           26,328                 25,618
                                                                             --------     ------------------


RETAIL TRADING
--------------
         25,000 Sears Roebuck & Company, 6.250%, January 15, 2004             24,008                 24,817
         20,000 Wal-Mart Company, 6.375%, March 1, 2003                       20,635                 20,215
                                                                             --------     ------------------

                                                                              44,643                 45,032
                                                                             --------     ------------------

The accompanying notes are an integral part of these financial statements.


                                       6



      PAR
     VALUE                                                                     COST            MARKET VALUE
----------------                                                            ------------     ----------------

CONSUMER GOODS (continued) -

MULTIMEDIA
----------
        $25,000 Walt Disney & Co. 5.800%, October 27, 2008                  $ 23,405               $ 24,185

SPECIALTY CHEMICALS
-------------------
         25,000 Eastman Chemical Company, 6.375%, January 15, 2004            25,106                 24,385
                                                                            ----------     ------------------

FINANCE - 21.88%
BANKING
-------
         30,000 Citicorp, 6.750%, August 15, 2005                             30,701                 30,289
         25,000 Commercial Credit Group, 6.375%, September 15, 2002           24,671                 25,114
         25,000 Morgan JP & Co., 6.000%, January 15, 2009                     24,693                 23,328
         20,000 US Bancorp, 8.125%, May 15, 2002                              20,211                 20,505
                                                                            ----------     ------------------

                                                                             100,276                 99,236
                                                                            ----------     ------------------

FINANCIAL SERVICES
------------------
         20,000 General Electric Capital Corp. 5.500%, November 1, 2001       19,973                 19,885
         12,000 Homeside Lending NA, 6.875%, June 30, 2002                    11,704                 12,082
         20,000 Household Finance Co, 6.700%, June 15 2002                    19,896                 20,121
         25,000 John Deere Capital Corp., 6.000%, February 15, 2009           24,506                 23,521
         30,000 Merrill Lynch & Co., Inc., 6.250%, October 15, 2008           29,717                 28,939
         30,000 Morgan Stanley Dean Witter & Co., 5.750%, February 15, 2001   30,025                 29,972
         20,000 Salomon Inc., 6.750%, August 15, 2003                         19,931                 20,182
                                                                            ---------     ------------------

                                                                             155,752                154,702
                                                                            ---------     ------------------


SERVICES - 12.31%
HOTELS AND MOTELS
-----------------
         25,000 Marriott Corp., 6.750%, December 15, 2003                     25,013                 25,004
                                                                            ---------     ------------------


INDUSTRIAL
----------
         25,000 General Motors Corp., 6.250%, May 1, 2005                     25,964                 24,518
         25,000 IBM Corp., 5.375%, February 1, 2009                           24,951                 23,200
                                                                            ---------     ------------------

                                                                              50,915                 47,718
                                                                            ---------     ------------------


The accompanying notes are an integral part of these financial statements.


                                       7








      PAR
     VALUE                                                                    COST            MARKET VALUE
----------------                                                            ----------     ----------------

TELECOMMUNICATIONS
------------------
        $20,000 AT&T Corporate, 6.60%, May 15, 2005                         $ 19,332               $ 19,778
         20,000 Pacific Bell, 6.250%, March 1, 2005                           19,678                 19,978
         30,000 LCI, 7.250%, June 15, 2007                                    30,773                 30,372
                                                                           ----------     -----------------

                                                                              69,783                 70,128
                                                                           ----------     -----------------

                Total Corporate Bonds                        50.46%          590,335                585,628
                                                            ----------   ------------     -----------------


TOTAL INVESTMENT SECURITIES                                  89.13%        1,030,647              1,034,320
                                                            ----------

CASH AND CASH EQUIVALENTS

         93,428 Canandaigua National Bank Collective
                  Fixed Income                                8.05%           93,428                 93,428
                                                            ----------   ------------     -----------------

TOTAL INVESTMENTS                                             97.18%       1,124,075              1,127,748
                                                                         ============     ------------------


OTHER ASSETS LESS LIABILITIES                                  2.82%                             32,694
                                                            ----------                    ------------------

NET ASSETS                                                   100.00%                           $ 1,160,442
                                                            ==========                    ==================


The accompanying notes are an integral part of these financial statements.


                             THE CANANDAIGUA FUNDS
                            CANANDAIGUA EQUITY FUND
                          SCHEDULE OF FUND INVESTMENTS
                               DECEMBER 31, 2000





 SHARES                                                                         COST           MARKET VALUE
-----------------                                                        ------------------ -------------------

 INVESTMENT SECURITIES:

                 COMMON STOCKS - 96.80%

                 AIRCRAFT                                       0.82%
       5,000     Boeing Co.                                                    $ 349,814           $ 330,000
                                                                       ------------------ -------------------

                 AUTOMATED PROCESSING                           3.72%
      30,750     Paychex Inc.                                                    570,007           1,495,219
                                                                       ------------------ -------------------

                  BANKS                                         4.08%
      10,000     Bank One Corp.                                                  314,770             366,250
      12,000     Chase Manhattan Corp.                                           569,580             545,250
      13,000     Wells Fargo Co. *                                               482,320             723,937
                                                                       ------------------ -------------------
                                                                       ------------------ -------------------
                                                                               1,366,670           1,635,437
                                                                       ------------------ -------------------

                 COMMUNICATIONS EQUIPMENT                       4.07%
       3,000     Ciena Corporation *                                             195,538             244,125
      26,400     Corning Inc.                                                  1,590,923           1,394,250
                                                                       ------------------ -------------------
                                                                               1,786,461           1,638,375
                                                                       ------------------ -------------------

                 COMPUTERS HARDWARE                             0.97%
      14,000     Sun Microsystems Inc. *                                         320,574             390,250
                                                                       ------------------ -------------------

                 CONGLOMERATES                                  6.00%
       7,500     General Electric Co.                                            294,794             359,531
      37,000     Tyco International Ltd.                                       1,227,993           2,053,500
                                                                       ------------------ -------------------
                                                                       ------------------ -------------------
                                                                               1,522,787           2,413,031
                                                                       ------------------ -------------------

                 DRUGS                                         13.78%
      20,000     American Home Products Corp.                                    871,416           1,271,000
      25,000     Elan Corp PLC-Spons ADR **                                      830,998           1,170,313
       6,000     Johnson & Johnson                                               582,715             630,375
       5,000     Lilly & Co.                                                     463,059             465,313
      17,000     Merck & Co Inc.                                               1,260,733           1,591,625
       9,000     Pfizer Inc.                                                     391,559             414,000
                                                                       ------------------ -------------------
                                                                               4,400,479           5,542,625
                                                                       ------------------ -------------------

                 ELECTRONICS                                   10.62%
      10,000     Applied Micro Circuits Corp. *                                  594,936             750,469
       4,000     PMC - Sierra Inc. *                                             454,446             314,500
      25,000     Sanmina Corp. *                                               1,666,573           1,915,625
      38,000     Solectron Corp. *                                             1,346,654           1,288,200
                                                                       ------------------ -------------------
                                                                                          -------------------
                                                                               4,062,610           4,268,794
                                                                       ------------------ -------------------

 * Non-Income producing securities.
 **ADR - American Depository Receipts



 The accompanying notes are an integral part of these financial statements.



 SHARES                                                                        COST           MARKET VALUE
-----------------                                                      ----------------- -------------------
                 COMMON STOCKS - (CONTINUED)

                 E-MARKETING                                    0.80%
      6,000      Ephiphany Inc. *                                              $ 347,585           $ 323,625
                                                                       ------------------ -------------------

                 FINANCIAL                                      8.20%
     15,000      Goldman Sachs Group, Inc.                                     1,190,681           1,604,063
      6,000      Household International, Inc.                                   293,890             330,000
     20,000      Merrill Lynch & Co., Inc.                                       823,950           1,363,750
                                                                       ------------------ -------------------
                                                                               2,308,521           3,297,813
                                                                       ------------------ -------------------

                 FOOD PROCESSING                                4.20%
     20,000      ConAgra, Inc.                                                   348,058             520,000
     12,000      The Quaker Oats Co.                                             749,823           1,168,500
                                                                       ------------------ -------------------
                                                                               1,097,881           1,688,500
                                                                       ------------------ -------------------

                 FOOD - RETAIL                                  0.77%
      5,000      Safeway, Inc. *                                                 289,895             312,500
                                                                       ------------------ -------------------

                 HEALTHCARE FACILITIES                          1.29%
     25,000      Health Management Association *                                 302,365             518,750
                                                                       ------------------ -------------------

                 INSURANCE                                      1.23%
      5,000      AIG International                                               499,040             492,813
                                                                       ------------------ -------------------

                 MEDICAL INSTRUMENTS                            0.46%
      3,000      Millennium Pharmaceuticals Inc. *                               153,583             185,625
                                                                       ------------------ -------------------

                 OIL AND GAS OPERATIONS                         4.66%
      9,000      Apache Corp.                                                    535,940             630,563
     18,000      Noble Affiliates, Inc.                                          533,240             828,000
      9,000      Transocean Sedco Forex, Inc.                                    476,210             414,000
                                                                       ------------------ -------------------
                                                                       ------------------ -------------------
                                                                               1,545,390           1,872,563
                                                                       ------------------ -------------------

                 RETAIL                                         3.94%
     25,000      CVS Corp.                                                       853,185           1,498,438
      2,000      Walgreen Co.                                                     80,720              83,625
                                                                       ------------------ -------------------
                                                                                 933,905           1,582,063
                                                                       ------------------ -------------------




 * Non-Income producing securities.


 The accompanying notes are an integral part of these financial statements.




 Shares                                                                         COST           MARKET VALUE
-----------------                                                      ------------------ -------------------
                 COMMON STOCKS - (Continued)

                 SEMICONDUCTOR                                  4.93%
     3,000       Analog Devices *                                              $ 157,820           $ 153,563
     4,000       Broadcom Corp. (Class A) *                                      397,978             338,000
     8,000       Credence Systems Corp. *                                        147,445             184,000
     6,000       Maxim Integrated Products *                                     427,578             286,875
     3,000       Texas Instruments Inc.                                          150,320             142,125
    19,000       Xilinx, Inc. *                                                1,289,747             876,375
                                                                       ------------------ -------------------
                                                                               2,570,887           1,980,938
                                                                       ------------------ -------------------

                 SOFTWARE AND PROGRAMMING                       1.55%
     5,000       Agile Software Corp. *                                          321,770             246,875
    13,000       Oracle Corp.*                                                   361,529             377,813
                                                                       ------------------ -------------------
                                                                                 683,299             624,688
                                                                       ------------------ -------------------

                 SPECIALTY FINANCE                              6.28%
    21,500       Capital One Financial Corp.                                     777,246           1,414,969
    30,000       MBNA Corp.                                                      724,290           1,108,125
                                                                       ------------------ -------------------
                                                                               1,501,536           2,523,094
                                                                       ------------------ -------------------

                 TELECOMMUNICATIONS                             1.53%
    15,000       Qwest Communications Inc. *                                     379,046             615,000
                                                                       ------------------ -------------------


                 UTILITIES                                     12.90%
    28,000       AES Corp.*                                                    1,076,260           1,550,500
    16,000       CMS Energy Corp.                                                388,910             507,000
    34,000       Capline Corp.*                                                1,272,970           1,532,125
    12,500       Enron Corp.                                                     915,549           1,039,063
    14,000       Williams Companies Inc.                                         560,418             559,125
                                                                       ------------------ -------------------
                                                                               4,214,106           5,187,813
                                                                       ------------------ -------------------

 TOTAL COMMON STOCKS                                           96.80%         31,206,438          38,919,512
                                                                       ------------------ -------------------

 CASH AND CASH EQUIVALENTS

  1,347,483     Canandaigua National Bank Collective
                   Fixed Income                                 3.35%          1,347,483           1,347,483
                                                           ----------- ------------------ -------------------


 TOTAL INVESTMENTS                                            100.15%       $ 32,553,921          40,266,995
                                                                       ==================

 LIABILITIES LESS OTHER ASSETS                                 -0.15%                                (58,888)
                                                           -----------                    -------------------

 NET ASSETS                                                   100.00%                           $ 40,208,107
                                                           ===========                    ===================



 * Non-Income producing securities.

 The accompanying notes are an integral part of these financial statements.

                              THE CANANDAIGUA FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2000



(1)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
         ------------------------------------------

         ORGANIZATION -

         The Canandaigua Funds (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund offers two no-load mutual funds: the Canandaigua Equity Fund ("Equity Fund"), which seeks long term growth of asset values through capital appreciation and dividend income, and the Canandaigua Bond Fund ("Bond Fund"), which seeks to earn a high level of current income with consideration also given to safety of principal.

         USE OF ESTIMATES -

         The financial statements have been prepared in conformity with generally accepted accounting principles and, as such, include amounts based on informed estimates and judgments of management with consideration given to materiality. Actual results could differ from those estimates.


         CASH AND CASH EQUIVALENTS -

         Interest bearing cash accounts are considered cash equivalents.

         VALUATION OF INVESTMENT SECURITIES AND INCOME RECOGNITION -

         Equity securities are valued at the last sales price on the exchange or the over-the-counter market on which such securities are primarily traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market. Under this method of evaluation, the security is initially valued at cost on the date of purchase or, in the case of securities purchased with more than 60 days remaining to maturity, the market value of the 61st day prior to maturity. Thereafter, the Fund assumes a constant proportionate amortization value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the securities. Securities for which market quotations are not readily available are valued as determined in good faith by and under the direction of the Supervisory Committee of the Fund.

                              THE CANANDAIGUA FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2000


 (1)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
         ------------------------------------------

         VALUATION OF INVESTMENT SECURITIES AND INCOME RECOGNITION (continued)

         The fair value of receivables for sale of investments and payables for purchases of investments are based on fair values as of the date of sale or purchase of the investment security.

         The estimated fair value of individual investment securities held at December 31, 2000 are disclosed in the accompanying Schedule of Fund Investments.

         Investment security transactions are recorded no later than the first business day after the securities are purchased or sold. Interest income is reported on the accrual basis. Dividend income is recorded on the ex-dividend date.

         Realized gains and losses on sales of securities are calculated on the identified cost basis.

         Dividends and distributions to shareholders are recorded on the ex-dividend date and are paid at least annually. For the year ended December 31, 2000, $60,347 and $1,561,292 of dividends were declared and distributed to shareholders of the Bond Fund and Equity Fund, respectively.

         VALUATION OF SHARES -

         The Declaration of Trust provides that the Fund may issue an unlimited number of shares of beneficial interest without par value. Currently, the Fund is offering shares in a Bond Fund and an Equity Fund. The shares are voting, non-assessable and have no preemptive rights or preferences as to conversion, exchange, dividends or retirement. The net asset value per share of each fund is determined by dividing the total value of the fund's net assets by the number of outstanding shares of the fund. The net asset values per share in the accompanying financial statements are calculated in consideration of all purchases and sales transacted during the period. Share purchases are recorded when an investor's request for a share purchase is accepted and share distributions are recorded when an investor's request for distribution is received.

                              THE CANANDAIGUA FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2000


(1)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
         ------------------------------------------

         VALUATION OF SHARES (continued) -

         Accordingly, any accepted share purchase obligations for which cash has not yet been received are reflected as a receivable for sale of fund's shares and any approved distribution requests for which cash has not yet been disbursed are reflected as a payable for repurchases of fund's shares in the accompanying statement of assets and liabilities.

         INCOME TAXES -

         The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the Fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund.


(2)      AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES
         ------------------------------------------------

         The Canandaigua National Bank and Trust Company (the Company) is the investment advisor and sponsor of the Fund. The individual portfolio managers of the Fund are also officers of the Company. Subject to the direction of the Supervisory Committee of the Fund, which performs the duties and undertakes the responsibilities of the Board of Directors of an investment company, the Company manages all of the business and affairs of the Fund. The Fund has entered into an Investment Management Agreement with the Company. Under the terms of the agreement, the Company will manage the investment of the assets of each fund in conformity with the stated objectives and policies of that fund. For these services, the Fund will pay investment management fees to the Company, payable monthly, at the annual rate of 1% of average net assets of each fund.

         Since April 1994, the Supervisory Committee has authorized a temporary reduction of the management fee and, since July 9, 1997, authorized a temporary suspension of the entire management fee paid by the Bond Fund. For the year ended December 31, 2000, the management fees waived by the Company amounted to $10,660.

                              THE CANANDAIGUA FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2000


(2)      AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES (continued)
         ------------------------------------------------------------

         Under separate agreements, American Data Service, Inc. ("ADS") serves as Transfer Agent, Fund Accounting Agent and Administrator. In November of 2000, the Fund signed three-year extensions to these agreements, under similar terms and conditions. As Transfer Agent, ADS provides recordkeeping services, including maintenance of all Fund share ownership. In its capacity as Fund Accounting Agent and Administrator, ADS determines, for each fund, its daily net asset value per share, calculates all dividend and capital gain distributions, maintains the Fund's corporate books and performs any other service required by the Fund.

         In November 2000, the Company also entered into a three year ninety day cancelable distributor agreement with AmeriMutual Funds Distributors, Inc. to act as the principal underwriter and distributor of the Fund's shares. The fees for these services are paid by the Company for the Bond Fund and Equity Fund.

         Fees with AmeriMutual Funds Distributors, Inc. are subject to annual increases based on a defined increase in the Consumer Price Index for the Northeast region.

         The Northern Trust Company acts as a custodian of the assets of the Fund. Custodial fees paid by the Fund are based on an agreed fee schedule for asset holdings and transactions.

         During fiscal 2000, the Fund obtained a professional liability insurance policy for $12,410 from an insurance agency in which a director of the Fund has an ownership interest.

         The Company has historically assumed expenses for the Bond Fund, other than custodial, auditing, insurance and taxes, for the administration of the fund. The Equity Fund pays its operating expenses other than professional legal, Board of Trustee and administrative auditing fees and expenses for board and committee meetings attendance, which fees, are assumed by the Company. During fiscal 2000, the Company assumed approximately $11,000 in legal fees, $5,700 in Board of Trustee fees and $5,600 in auditing fees.

         The Company will reimburse the Fund for the amount by which the expenses exceed the lower of (1) 1.5% of the average daily value of the Fund's net assets during its fiscal year or (2) the most restrictive expense limitation applicable to the Fund imposed by the securities laws of any state in which the shares of the Fund are sold.

                              THE CANANDAIGUA FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2000

(3)      PURCHASES AND SALES OF SECURITIES
         ---------------------------------

         During the year ended December 31, 2000, purchases and sales of investment securities, excluding cash and cash equivalents, amounted to the following:


                                                   FUND
                                         -----------------------------

                                            BOND         EQUITY
                                            ----         ------
                  Purchases              $ 125,344     $59,374,056
                                         =========     ===========

                  Sales                  $ 201,305     $57,248,940
                                         =========     ===========


         Purchases and sales of government securities included in the Bond Fund amounts were $0 and $85,270, respectively. All other purchases in the Bond Fund and Equity Fund were of investment securities, excluding government securities. Transaction fees paid during the year ended December 31, 2000 to the Company and Northern Trust Company in the amount of approximately $4,620 and $3,780, respectively, were recorded as an adjustment to the basis of the related securities in the amount of approximately $8,150 in the Equity Fund and $250 in the Bond Fund.


(4)      UNREALIZED GAINS (LOSSES) ON INVESTMENTS
         ----------------------------------------

         As of December 31, 2000, gross unrealized gains (losses) on investments based on cost for Federal income taxes of $1,030,275 in the Bond Fund and $31,310,867 in the Equity Fund are as follows:

                                                      FUND
                                          --------------------------------

                                             BOND                EQUITY
                                             ----                ------

          Gross unrealized gains          $  13,465          $  8,858,938

          Gross unrealized losses           ( 9,792)           (1,250,293)
                                          -----------        -------------

               Net unrealized gain        $   3,673          $  7,608,645
                                          ===========        =============

         The Equity Fund's book cost is higher than the cost for Federal Income tax purposes due to wash sales in the amount of $104,429 for the year ended December 31, 2000.


                              THE CANANDAIGUA FUNDS
                              CANANDAIGUA BOND FUND
              SELECTED PER-SHARE DATA AND RATIOS/SUPPLEMENTAL DATA




                                                               FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                                              YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                            DEC 31, 2000   DEC. 31, 1999 DEC. 31, 1998 DEC. 31, 1997 DEC. 31, 1996
                                                           --------------  ------------- ------------- ------------- -------------



PER SHARE DATA:
 (For a share outstanding throughout
    each period)
          Net asset value, beginning of period .........   $      13.16  $      14.14    $    13.53   $   12.54    $   12.25
                                                          -------------  ------------    ----------   ----------    ----------



        INCOME (LOSS) FROM INVESTMENT OPERATIONS -
          Net investment income (loss) (a) .............           0.76          0.74          0.77        0.70         0.62
          Net realized and unrealized gains (losses)
                on investments .........................           0.49         (0.98)         0.45        0.29        (0.33)
                                                          -------------  ------------    ----------   -----------    --------


          Total income (loss) from investment operations           1.25         (0.24)         1.22        0.99         0.29
                                                          -------------  ------------    ----------   -----------    --------



LESS DISTRIBUTIONS (B)
           Dividends from net investment income ........          (0.74)        (0.74)        (0.61)
           Distributions from net realized gains .......                                    --          --           --
                                                          -------------  ------------    ----------   -----------    --------
           Total dividends and distributions ...........          (0.74)        (0.74)        (0.61)
                                                          -------------  ------------    ----------   -----------    --------

  Net Asset Value, end of period .......................   $      13.67  $      13.16    $    14.14  $    13.53    $    12.54
                                                           ============  ============    ==========  ==========    ========-=


           Total Return (c) ............................           9.82%        (1.71%)        9.05%       7.89%        2.37%
                                                           ============  ============    ==========  ========== =  =========


        RATIOS/SUPPLEMENTAL DATA:
           Net Assets, end of period (000 omitted) .....  $        1,16  $       1,09    $       957  $     666    $     501
           Ratio of  Net Expenses to Average
     Net Assets (a) ....................................           0.45%         0.38%         0.46%       0.77%        1.09%
           Ratio of Gross Expenses to Average
              Net Assets (a) ...........................           5.34%         5.51%         7.13%       3.19%        4.15%
  Ratio of Net Investment Income
              to Average Net Assets ....................           5.68%         5.41%         5.47%       5.38%        5.17%
           Portfolio Turnover Rate .....................          12.15%         4.67%         9.04%       8.44%       30.46%



(a) The investment management fees for the Bond Fund were reduced from 1% to .5% of assets annually from April, 1994 through July, 1997 and to zero from August 1, 1997 through December 31, 2000. In addition, during the periods presented, certain administrative expenses of the Fund, other than primarily custodial and audit fees, have been assumed by the investment manager of the Fund. The resulting per share savings to the Bond Fund related to these fees and expenses were $.65, $.70, $.94, $.31, and $.37 for the years ended December 31, 2000, 1999, 1998, 1997, and 1996, respectively.

(b) Dividend distributions were not relevant for tax compliance purposes prior to February 9, 1998 when the Fund operated solely as a collective investment trust.

(c)  Assumes reinvestment of dividends and capital gains distribution, if any.




The accompanying notes are an integral part of these financial statements.



                              THE CANANDAIGUA FUNDS
                             CANANDAIGUA EQUITY FUND
              SELECTED PER-SHARE DATA AND RATIOS/SUPPLEMENTAL DATA



                                                               FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                                              YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                            DEC 31, 2000   DEC. 31, 1999 DEC. 31, 1998 DEC. 31, 1997 DEC. 31, 1996
                                                           --------------  ------------- ------------- ------------- -------------


PER SHARE DATA:
(For a share outstanding throughout
   each period)
         Net asset value, beginning of period ..........   $      26.71  $      22.80  $    19.40     $  16.67     $    13.71
                                                           ------------  ------------  ----------     ---------    -----------



       INCOME (LOSS) FROM INVESTMENT OPERATIONS -
         Net investment income (loss) (a) ..............          (0.20)        (0.20)      (0.06)        --            0.01
         Net realized and unrealized gains
               (losses) on investments .................           1.59          7.85        3.46        2.73           2.95
                                                           ------------  ------------  ----------     ---------    -----------
Total income (loss) from investment operations .........           1.39          7.65        3.40        2.73           2.96
                                                           ------------  ------------  ----------     ---------    -----------


 LESS DISTRIBUTIONS (B)
            Dividends from net investment income                   -               -
            Distributions from net realized gains                (1.09)         (3.74)
                                                           ------------  ------------
            Total dividends and distributions                    (1.09)         (3.74)
                                                           ------------  ------------

   Net Asset Value, end of period                          $      27.01  $       26.71  $  22.80       $ 19.40       $ 16.67
                                                           ============  =============  ========       ========       =======


            Total Return (c)                                      5.12%         33.70%     17.53%       16.38%         21.59%
                                                           ============  =============  ========       ========       =======


         RATIOS/SUPPLEMENTAL DATA:
            Net Assets, end of period (000 omitted)          $  40,208      $    35,237 $  23,568      $17,787   $     12,644
            Ratio of  Net Expenses to Average
      Net Assets (a)                                              1.32%           1.37%      1.14%       1.15%          1.12%
            Ratio of Gross Expenses to Average
               Net Assets (a)                                     1.38%           1.45%      1.50%       1.44%          1.57%
   Ratio of Net Investment Income (Loss)
               to Average Net Assets                             (0.67%)         (0.77%)     (0.31%)     0.00%          0.03%
            Portfolio Turnover Rate                              144.68%        224.59%     314.28%    398.23%        337.27%



(a) Through December 31, 1998 certain administrative expenses of the Equity Fund, other than primarily custodial and audit fees, have been assumed by the investment manager of the Equity Fund, resulting in per share savings of $.08, $.05 and $.07 for the years ended December 31, 1998, 1997 and 1996, respectively. Since fiscal 1999, the Equity Fund paid for its administrative fees other than professional legal fees and Board of Trustee fees and expenses assumed by the investment manager of the Equity Fund, resulting in a per share savings of $.02 for the years ended December 31, 2000 and 1999, respectively.

(b) Dividend distributions were not relevant for tax compliance purposes prior to February 9, 1998 when the Fund operated solely as a collective investment trust.

(c) Assumes reinvestment of the dividends and capital gains distribution, if any.




The accompanying notes are an integral part of these financial statements.